Cash and Cash Equivalents - Disclosure Of Significant non cash transactions from investing and financing activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant non cash transactions from investing and financing activities [Line Items]
Fair value changes in derivative warrant liabilities	€ (80,748)	€ 68,954
Addition of lease liabilities	8,517	16,423
Convertion of convertible bonds and convertible note	0	(87,105)
Contribution in kind of Kensington shares	0	9,058
ARES [Member]
Significant non cash transactions from investing and financing activities [Line Items]
Issuance of shares for the acquisition of a significant non-cash investing activity	6,300	0
Electromaps [Member]
Significant non cash transactions from investing and financing activities [Line Items]
Issuance of shares for the acquisition of a significant non-cash investing activity	€ 1,500	€ 0